EQUITY - Restricted Stock Units (Details) - Restricted stock units	Oct. 29, 2021 installment shares	Oct. 29, 2020 USD ($) shares
EQUITY
Granted		127,273
Aggregate fair value | $		$ 140,000
Number of quarterly installments | installment	4
Vested	127,273	12,727
Settled		9,545
Pre reverse split
EQUITY
Vested		127,273
Settled		95,457